Investments in Joint Ventures and Associates - Schedule (Loss) profit Sharing in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	$ (1,366,193)	$ (919,067)	$ (3,208,284)	$ (810,624)
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	33,595	51,675	66,876	76,532
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	(35,177)	26,112	(35,177)	13,806
Ductos el Peninsular, S.A.P.I de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	18	(6,620)	(2)	(1,152)
Other-net [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	22,744		40,422
Deer Park Refining Limited [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	(1,404,901)	(1,010,731)	(3,325,154)	(947,260)
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	9,139	10,365	24,115	22,337
Texas Frontera, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	6,847	10,055	13,462	21,368
CH4 Energia S.A. de C.V.[member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	$ 1,542	$ 77	$ 7,174	$ 3,745